Property Plant and Equipment - Summary of Property Plant and Equipment (Detail) € in Millions	6 Months Ended
Jun. 30, 2018 EUR (€)
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, beginning	€ 1,517
Additions	94
Disposals	(1)
Depreciation expense	(84)
Effects of changes in foreign exchange rates	19
Net balance, ending	1,545
Gross value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, ending	2,412
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, ending	(867)
Land and property rights.[member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, beginning	14
Depreciation expense	(1)
Transfer during the period	5
Net balance, ending	18
Land and property rights.[member] | Gross value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, ending	31
Land and property rights.[member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, ending	(13)
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, beginning	206
Additions	1
Depreciation expense	(7)
Transfer during the period	7
Effects of changes in foreign exchange rates	2
Net balance, ending	209
Buildings [member] | Gross value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, ending	334
Buildings [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, ending	(125)
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, beginning	1,089
Additions	24
Disposals	(1)
Depreciation expense	(72)
Transfer during the period	54
Effects of changes in foreign exchange rates	15
Net balance, ending	1,109
Machinery and equipment [member] | Gross value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, ending	1,807
Machinery and equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, ending	(698)
Construction Work in Progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, beginning	198
Additions	67
Transfer during the period	(67)
Effects of changes in foreign exchange rates	2
Net balance, ending	200
Construction Work in Progress [member] | Gross value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, ending	207
Construction Work in Progress [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, ending	(7)
Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, beginning	10
Additions	2
Depreciation expense	(4)
Transfer during the period	1
Net balance, ending	9
Other [member] | Gross value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, ending	33
Other [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net balance, ending	€ (24)